Acquisition of subsidiaries (Details)		12 Months Ended
	Oct. 27, 2021 CNY (¥)	Jun. 30, 2023 CNY (¥)	Nov. 30, 2022 SGD ($)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Disclosure of detailed information about business combination [line items]
Percentage of shares and voting interests acquired					20.00%
Consideration transferred	¥ 694,479,000				¥ 356,000,000
YGF Investment V Limited
Disclosure of detailed information about business combination [line items]
Percentage of shares and voting interests acquired	80.00%
Proportion of ownership interest previously owned	20.00%
MINISO VIETNAM LIMITED LIABILITY COMPANY
Disclosure of detailed information about business combination [line items]
Percentage of shares and voting interests acquired			90.00%	90.00%
Consideration transferred			$ 3,097,377,000	¥ 893,000
Revenue acquired		¥ 44,036,000
Profit and loss		¥ 274,000
YGF Investment
Disclosure of detailed information about business combination [line items]
Percentage of shares and voting interests acquired					80.00%
Consideration transferred	¥ 1,038,381,000